Note 15 - Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2015:
Foreign currency translation adjustments	¥243,538	–	¥243,538
Unrealized holding gain (loss) on securities:
Amount arising during the period	124,370	¥(44,649)	79,721
Less: Reclassification adjustments for gains included in net income	(35,934)	12,900	(23,034)
Other	–	4,903	4,903
Net unrealized holding gain (loss) during the period	88,436	(26,846)	61,590
Defined benefit pension plans:
Amount arising during the period	(127,065)	45,616	(81,449)
Less: Reclassification adjustments for gains included in net income	(2,413)	862	(1,551)
Net defined benefit pension plans	(129,478)	46,478	(83,000)

Other comprehensive income (loss)	¥202,496	¥19,632	¥ 222,128

Year ended March 31, 2016:
Foreign currency translation adjustments	¥(67,652)	–	¥(67,652)
Unrealized holding gain (loss) on securities:
Amount arising during the period	(417,400)	¥128,977	(288,423)
Less: Reclassification adjustments for losses included in net income	3,965	(1,328)	2,637
Other	–	9,834	9,834
Net unrealized holding gain (loss) during the period	(413,435)	137,483	(275,952)
Defined benefit pension plans:
Amount arising during the period	(585,332)	192,576	(392,756)
Less: Reclassification adjustments for gains included in net income	(2,606)	944	(1,662)
Net defined benefit pension plans	(587,938)	193,520	(394,418)

Other comprehensive income (loss)	¥(1,069,025)	¥331,003	¥(738,022)
	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2017:
Foreign currency translation adjustments	¥(188,036)	¥6,926	¥(181,110)
Unrealized holding gain (loss) on securities:
Amount arising during the period	1,840,782	(579,846)	1,260,936
Less: Reclassification adjustments for losses included in net income	27,846	(8,827)	19,019
Other	–	140	140
Net unrealized holding gain (loss) during the period	1,868,628	(588,533)	1,280,095
Defined benefit pension plans:
Amount arising during the period	276,702	(87,161)	189,541
Less: Reclassification adjustments for losses included in net income	24,584	(10,079)	14,505
Net defined benefit pension plans	301,286	(97,240)	204,046

Other comprehensive income (loss)	¥1,981,878	¥(678,847)	¥1,303,031

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2014:	¥1,483,356	¥(146,203)	¥375,633	¥1,712,786
Other comprehensive income (loss) before reclassifications	84,624	(81,449)	247,273	250,448
Amounts reclassified out of accumulated other comprehensive income	(23,034)	(1,551)	–	(24,585)
Other comprehensive income (loss)	61,590	(83,000)	247,273	225,863
Year ended March 31, 2015:	¥1,544,946	¥(229,203)	¥622,906	¥1,938,649
	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2015:	¥1,544,946	¥(229,203)	¥622,906	¥1,938,649
Other comprehensive loss before reclassifications	(278,589)	(392,756)	(71,610)	(742,955)
Amounts reclassified out of accumulated other comprehensive income	2,637	(1,662)	–	975
Other comprehensive loss	(275,952)	(394,418)	(71,610)	(741,980)
Year ended March 31, 2016:	¥1,268,994	¥(623,621)	¥551,296	¥1,196,669
	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2016:	¥1,268,994	¥(623,621)	¥551,296	¥1,196,669
Other comprehensive income (loss) before reclassifications	1,261,076	189,541	(181,110)	1,269,507
Amounts reclassified out of accumulated other comprehensive income	19,019	14,505	–	33,524
Other comprehensive income (loss)	1,280,095	204,046	(181,110)	1,303,031
Year ended March 31, 2017:	¥2,549,089	¥(419,575)	¥370,186	¥2,499,700

Reclassified Accumulated Other Comprehensive Income [Table Text Block]
	Thousands of Yen
	2015	2016	2017	Location

Other comprehensive income (loss) components:
Unrealized holding gain on securities	¥35,934	–	¥2,708	Net gain on sales of other investments
	–	¥(3,965)	¥(30,554)	Impairment of other investments
	(12,900)	1,328	8,827	Income tax expense
	23,034	(2,637)	(19,019)	Net income
Defined benefit pension plans	2,413	2,606	¥(24,584)	Net periodic pension costs (Note 13)
	(862)	(944)	10,079	Income tax expense
	1,551	1,662	(14,505)	Net income
Total amount reclassified	¥24,585	¥(975)	¥(33,524)